Exhibit 99.2

June 25, 2021

REALtech Title LLC

3001 Leadenhall Road,

Mt. Laurel, NJ 08054

RE:	Home Partners of America 2021-1 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old

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or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency

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of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

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Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

REALtech Title LLC, a Delaware limited liability company

By:	/s/ Jennifer A. Battista
Name: Jennifer A. Battista
Title: Senior Vice President
Date: June 25, 2021
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Schedule I

Property Code	State	Description of Discrepancy	Updated Designation (HOA or NON-HOA)
921231	FL	Potential HOA	NON-HOA
921128	FL	Potential HOA	NON-HOA
921048	FL	Potential HOA	NON-HOA
920929	FL	Potential HOA	NON-HOA
921625	FL	Potential HOA	NON-HOA
921056	FL	Potential HOA	NON-HOA
921067	FL	Potential HOA	NON-HOA
921085	FL	Potential HOA	NON-HOA
921241	FL	Potential HOA	NON-HOA
921249	FL	Potential HOA	NON-HOA
921256	FL	Potential HOA	NON-HOA
921245	FL	Potential HOA	NON-HOA
921679	FL	Potential HOA	NON-HOA
921688	FL	Potential HOA	NON-HOA
921711	FL	Potential HOA	NON-HOA
921527	FL	Potential HOA	NON-HOA
921543	FL	Potential HOA	NON-HOA
921546	FL	Potential HOA	NON-HOA
921549	FL	Potential HOA	NON-HOA
921551	FL	Potential HOA	NON-HOA
921643	FL	Potential HOA	NON-HOA
921650	FL	Potential HOA	NON-HOA
922059	FL	Potential HOA	NON-HOA
922070	FL	Potential HOA	NON-HOA
921342	FL	Potential HOA	NON-HOA
921836	FL	Potential HOA	NON-HOA
921373	FL	Potential HOA	NON-HOA
921386	FL	Potential HOA	NON-HOA
921473	FL	Potential HOA	NON-HOA
921443	FL	Potential HOA	NON-HOA
921453	FL	Potential HOA	NON-HOA
921454	FL	Potential HOA	NON-HOA
921297	FL	Potential HOA	NON-HOA
921482	FL	Potential HOA	NON-HOA
921517	FL	Potential HOA	NON-HOA
920952	FL	Potential HOA	NON-HOA
920954	FL	Potential HOA	NON-HOA
920961	FL	Potential HOA	NON-HOA
920804	FL	Potential HOA	NON-HOA
920792	FL	Potential HOA	NON-HOA
920823	FL	Potential HOA	NON-HOA
920832	FL	Potential HOA	NON-HOA
920834	FL	Potential HOA	NON-HOA
921890	FL	Potential HOA	NON-HOA
921892	FL	Potential HOA	NON-HOA

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921901	FL	Potential HOA	NON-HOA
921013	FL	Potential HOA	NON-HOA
921863	FL	Potential HOA	NON-HOA
921864	FL	Potential HOA	NON-HOA
921883	FL	Potential HOA	NON-HOA
921887	FL	Potential HOA	NON-HOA
921931	FL	Potential HOA	NON-HOA
921938	FL	Potential HOA	NON-HOA
921949	FL	Potential HOA	NON-HOA
921094	FL	Potential HOA	NON-HOA
921095	FL	Potential HOA	NON-HOA
921096	FL	Potential HOA	NON-HOA
921104	FL	Potential HOA	NON-HOA
921107	FL	Potential HOA	NON-HOA
921995	FL	Potential HOA	NON-HOA
921997	FL	Potential HOA	NON-HOA
921571	FL	Potential HOA	NON-HOA
921573	FL	Potential HOA	NON-HOA
921577	FL	Potential HOA	NON-HOA
921580	FL	Potential HOA	NON-HOA
921586	FL	Potential HOA	NON-HOA
921587	FL	Potential HOA	NON-HOA
920875	FL	Potential HOA	NON-HOA
921793	FL	Potential HOA	NON-HOA
922079	FL	Potential HOA	NON-HOA
922080	FL	Potential HOA	NON-HOA
921956	FL	Potential HOA	NON-HOA
922081	FL	Potential HOA	NON-HOA
922082	FL	Potential HOA	NON-HOA
922083	FL	Potential HOA	NON-HOA
922084	FL	Potential HOA	NON-HOA
922086	FL	Potential HOA	NON-HOA
922087	FL	Potential HOA	NON-HOA
922089	FL	Potential HOA	NON-HOA
922095	FL	Potential HOA	NON-HOA
922097	FL	Potential HOA	NON-HOA
922098	FL	Potential HOA	NON-HOA
922105	FL	Potential HOA	NON-HOA
922111	FL	Potential HOA	NON-HOA
922112	FL	Potential HOA	NON-HOA
920901	GA	Potential HOA	NON-HOA
920997	GA	Potential HOA	NON-HOA
922063	GA	Potential HOA	NON-HOA
921848	GA	Potential HOA	NON-HOA
921449	GA	Potential HOA	NON-HOA
921451	GA	Potential HOA	NON-HOA
921762	GA	Potential HOA	NON-HOA
921774	GA	Potential HOA	NON-HOA

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921300	GA	Potential HOA	NON-HOA
921494	GA	Potential HOA	NON-HOA
921497	GA	Potential HOA	NON-HOA
921516	GA	Potential HOA	NON-HOA
921407	GA	Potential HOA	NON-HOA
921411	GA	Potential HOA	NON-HOA
920941	GA	Potential HOA	NON-HOA
920805	GA	Potential HOA	NON-HOA
920808	GA	Potential HOA	NON-HOA
920839	GA	Potential HOA	NON-HOA
920846	GA	Potential HOA	NON-HOA
921003	GA	Potential HOA	NON-HOA
921940	GA	Potential HOA	NON-HOA
921100	GA	Potential HOA	NON-HOA
921584	GA	Potential HOA	NON-HOA
922000	GA	Potential HOA	NON-HOA
921794	GA	Potential HOA	NON-HOA
921813	GA	Potential HOA	NON-HOA
921968	GA	Potential HOA	NON-HOA
922021	GA	Potential HOA	NON-HOA
922118	GA	Potential HOA	NON-HOA
922125	GA	Potential HOA	NON-HOA
922126	GA	Potential HOA	NON-HOA
922128	GA	Potential HOA	NON-HOA
922133	GA	Potential HOA	NON-HOA
922136	GA	Potential HOA	NON-HOA
922138	GA	Potential HOA	NON-HOA
922140	GA	Potential HOA	NON-HOA
922142	GA	Potential HOA	NON-HOA
922149	GA	Potential HOA	NON-HOA
922150	GA	Potential HOA	NON-HOA
922151	GA	Potential HOA	NON-HOA
922154	GA	Potential HOA	NON-HOA
921521	IL	Potential HOA	NON-HOA
922075	IL	Potential HOA	NON-HOA
921634	IL	Potential HOA	NON-HOA
920841	IL	Potential HOA	NON-HOA
920871	IL	Potential HOA	NON-HOA
921035	CO	Potential HOA	NON-HOA
920893	CO	Potential HOA	NON-HOA
920895	CO	Potential HOA	NON-HOA
921616	CO	Potential HOA	NON-HOA
921242	CO	Potential HOA	NON-HOA
921243	CO	Potential HOA	NON-HOA
921666	CO	Potential HOA	NON-HOA
921761	CO	Potential HOA	NON-HOA
921763	CO	Potential HOA	NON-HOA
921294	CO	Potential HOA	NON-HOA

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921298	CO	Potential HOA	NON-HOA
921423	CO	Potential HOA	NON-HOA
921893	CO	Potential HOA	NON-HOA
921872	CO	Potential HOA	NON-HOA
921103	CO	Potential HOA	NON-HOA
921283	CO	Potential HOA	NON-HOA
921979	CO	Potential HOA	NON-HOA
922192	CO	Potential HOA	NON-HOA
922194	CO	Potential HOA	NON-HOA
922204	CO	Potential HOA	NON-HOA
922210	CO	Potential HOA	NON-HOA
922224	CO	Potential HOA	NON-HOA
921563	MN	Potential HOA	NON-HOA
920790	MN	Potential HOA	NON-HOA
921042	MN	Potential HOA	NON-HOA
921724	MN	Potential HOA	NON-HOA
921736	MN	Potential HOA	NON-HOA
920894	MN	Potential HOA	NON-HOA
920914	MN	Potential HOA	NON-HOA
920967	MN	Potential HOA	NON-HOA
920970	MN	Potential HOA	NON-HOA
921064	MN	Potential HOA	NON-HOA
921086	MN	Potential HOA	NON-HOA
921253	MN	Potential HOA	NON-HOA
921701	MN	Potential HOA	NON-HOA
921555	MN	Potential HOA	NON-HOA
922060	MN	Potential HOA	NON-HOA
922071	MN	Potential HOA	NON-HOA
921332	MN	Potential HOA	NON-HOA
921846	MN	Potential HOA	NON-HOA
921374	MN	Potential HOA	NON-HOA
921319	MN	Potential HOA	NON-HOA
921500	MN	Potential HOA	NON-HOA
921511	MN	Potential HOA	NON-HOA
920806	MN	Potential HOA	NON-HOA
920858	MN	Potential HOA	NON-HOA
921108	MN	Potential HOA	NON-HOA
921986	MN	Potential HOA	NON-HOA
920867	MN	Potential HOA	NON-HOA
920876	MN	Potential HOA	NON-HOA
921972	MN	Potential HOA	NON-HOA
922026	MN	Potential HOA	NON-HOA
922232	MN	Potential HOA	NON-HOA
922234	MN	Potential HOA	NON-HOA
922242	MN	Potential HOA	NON-HOA
921075	NC	Potential HOA	NON-HOA
922052	NC	Potential HOA	NON-HOA
922250	NC	Potential HOA	NON-HOA

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922258	NC	Potential HOA	NON-HOA
920879	SC	Potential HOA	NON-HOA
921722	AZ	Potential HOA	NON-HOA
920898	AZ	Potential HOA	NON-HOA
920980	AZ	Potential HOA	NON-HOA
920990	AZ	Potential HOA	NON-HOA
921619	AZ	Potential HOA	NON-HOA
921068	AZ	Potential HOA	NON-HOA
921084	AZ	Potential HOA	NON-HOA
921235	AZ	Potential HOA	NON-HOA
921680	AZ	Potential HOA	NON-HOA
921685	AZ	Potential HOA	NON-HOA
922050	AZ	Potential HOA	NON-HOA
921820	AZ	Potential HOA	NON-HOA
921474	AZ	Potential HOA	NON-HOA
921760	AZ	Potential HOA	NON-HOA
921431	AZ	Potential HOA	NON-HOA
920801	AZ	Potential HOA	NON-HOA
921894	AZ	Potential HOA	NON-HOA
921897	AZ	Potential HOA	NON-HOA
921921	AZ	Potential HOA	NON-HOA
921015	AZ	Potential HOA	NON-HOA
921866	AZ	Potential HOA	NON-HOA
921927	AZ	Potential HOA	NON-HOA
921280	AZ	Potential HOA	NON-HOA
921802	AZ	Potential HOA	NON-HOA
921160	AZ	Potential HOA	NON-HOA
921980	MD	Potential HOA	NON-HOA
921723	MO	Potential HOA	NON-HOA
920899	MO	Potential HOA	NON-HOA
921652	MO	Potential HOA	NON-HOA
921853	MO	Potential HOA	NON-HOA
921503	MO	Potential HOA	NON-HOA
920813	MO	Potential HOA	NON-HOA
921878	MO	Potential HOA	NON-HOA
921884	MO	Potential HOA	NON-HOA
920815	PA	Potential HOA	NON-HOA
922001	PA	Potential HOA	NON-HOA
921852	TN	Potential HOA	NON-HOA
921435	TN	Potential HOA	NON-HOA
921106	TN	Potential HOA	NON-HOA
921200	TN	Potential HOA	NON-HOA
921856	TX	Potential HOA	NON-HOA
921524	TX	Potential HOA	NON-HOA
920964	TX	Potential HOA	NON-HOA
921214	TX	Potential HOA	NON-HOA
921218	TX	Potential HOA	NON-HOA
921672	CO	Potential HOA	HOA-Inactive

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920829	MO	Potential HOA	HOA-Inactive
921566	TX	Potential HOA	HOA-Inactive

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